Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Fair Value of Financial Instruments
Fair Value of Financial Instruments
19.	Fair Value of Financial Instruments

The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation. Fair value is best determined based upon quoted market prices; however, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. Fair value accounting standards exclude certain financial instruments and all non financial instruments from their disclosure requirements. Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, unbilled accounts receivable, deposits, notes receivables, accounts payable, credit card payable, deferred revenue, debt, warrant liabilities, and, for the prior period, convertible debt and an embedded derivative liability.

The Company’s financial assets include cash and cash equivalents, current and noncurrent restricted cash, accounts receivable, unbilled accounts receivable and noncurrent deposits. The Company’s financial liabilities include accounts payable, credit card payable, deferred revenue, current and noncurrent portions of debt, noncurrent warrant liabilities and, for prior periods, current and noncurrent portions of convertible debt and the associated derivative liability related to the embedded conversion feature.

For all instruments outstanding as of March 31, 2026 and December 31, 2025, the Company concluded that the estimated fair value of its financial assets and financial liabilities approximated their respective carrying amounts.

19.Fair Value of Financial Instruments

The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation. Fair value is best determined based upon quoted market prices; however, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. Fair value accounting standards exclude certain financial instruments and all non-financial instruments from their disclosure requirements. Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, unbilled accounts receivable, deposits, accounts payable, credit card payable, deferred revenue, debt, warrant liabilities, and, for the prior period, convertible debt and an embedded derivative liability.

The Company’s financial assets include cash and cash equivalents, current and noncurrent restricted cash, accounts receivable, unbilled accounts receivable, and noncurrent deposits. The Company’s financial liabilities include accounts payable, credit card payable, deferred revenue, current and noncurrent portions of debt, noncurrent warrant liabilities and, for prior periods, current and noncurrent portions of convertible debt and the associated derivative liability related to the embedded conversion feature.

For all instruments outstanding as of December 31, 2025 and 2024, the Company concluded that the estimated fair value of its financial assets and financial liabilities approximated their respective carrying amounts.